Long-term assets - E.3 Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 0
Change in scope	177
Additions	102
Modifications	11
Impairments	(1)
Disposals	(10)
Depreciation	(141)
Transfers	1
Transfers to/from assets held for sale	(9)
Exchange rate movements	(10)
Closing balance, net	977
Land and buildings
Right-of-Use Assets [Roll Forward]
Change in scope	0
Additions	25
Modifications	6
Impairments	(1)
Disposals	(4)
Depreciation	(35)
Transfers	0
Transfers to/from assets held for sale	(1)
Exchange rate movements	0
Closing balance, net	145
Sites rental
Right-of-Use Assets [Roll Forward]
Change in scope	43
Additions	4
Modifications	(2)
Impairments	0
Disposals	(4)
Depreciation	(16)
Transfers	0
Transfers to/from assets held for sale	(5)
Exchange rate movements	(2)
Closing balance, net	87
Tower rental
Right-of-Use Assets [Roll Forward]
Change in scope	121
Additions	67
Modifications	7
Impairments	0
Disposals	(1)
Depreciation	(86)
Transfers	1
Transfers to/from assets held for sale	(3)
Exchange rate movements	(7)
Closing balance, net	720
Other network equipment
Right-of-Use Assets [Roll Forward]
Change in scope	1
Additions	1
Modifications	0
Impairments	0
Disposals	0
Depreciation	(2)
Transfers	0
Transfers to/from assets held for sale	0
Exchange rate movements	0
Closing balance, net	8
Capacity
Right-of-Use Assets [Roll Forward]
Change in scope	12
Additions	2
Modifications	0
Impairments	0
Disposals	0
Depreciation	0
Transfers	0
Transfers to/from assets held for sale	0
Exchange rate movements	0
Closing balance, net	14
Other
Right-of-Use Assets [Roll Forward]
Change in scope	0
Additions	1
Modifications	0
Impairments	0
Disposals	0
Depreciation	(2)
Transfers	0
Transfers to/from assets held for sale	0
Exchange rate movements	0
Closing balance, net	3
Cost or valuation
Right-of-Use Assets [Roll Forward]
Closing balance, net	1,216
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Closing balance, net	177
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Closing balance, net	103
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Closing balance, net	900
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Closing balance, net	11
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Closing balance, net	16
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Closing balance, net	8
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Closing balance, net	(238)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Closing balance, net	(32)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Closing balance, net	(16)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Closing balance, net	(180)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Closing balance, net	(3)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Closing balance, net	(2)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Closing balance, net	(5)
Increase (decrease) due to application of IFRS 16
Right-of-Use Assets [Roll Forward]
Opening balance, net	856
Increase (decrease) due to application of IFRS 16 | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	154
Increase (decrease) due to application of IFRS 16 | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	67
Increase (decrease) due to application of IFRS 16 | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	623
Increase (decrease) due to application of IFRS 16 | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	9
Increase (decrease) due to application of IFRS 16 | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	0
Increase (decrease) due to application of IFRS 16 | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 4